Goodwill (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill
Schedule of changes in the carrying amount of goodwill by segment

			Real Estate
	Real Estate	Real Estate	Information
	Online	Brokerage	and Consulting
	Services	Services	Services	Total
	$	$	$	$
Balance as of January 1, 2012	40,152,022	3,509,326	5,667,004	49,328,352
Exchange rate translation	63,965	8,422	—	72,387
Balance as of December 31, 2012	40,215,987	3,517,748	5,667,004	49,400,739
Goodwill recognized upon acquisition	—	—	1,698,098	1,698,098
Exchange rate translation	394,633	106,569	—	501,202
Balance as of December 31, 2013	40,610,620	3,624,317	7,365,102	51,600,039
Exchange rate translation	(47,545)	(12,840)	—	(60,385)
Balance as of December 31, 2014	40,563,075	3,611,477	7,365,102	51,539,654

As of December 31, 2012
Goodwill, gross	458,038,291	3,517,748	5,667,004	467,223,043
Accumulated impairment charge	(417,822,304)	—	—	(417,822,304)
Goodwill, net	40,215,987	3,517,748	5,667,004	49,400,739

As of December 31, 2013
Goodwill, gross	458,432,924	3,624,317	7,365,102	469,422,343
Accumulated impairment charge	(417,822,304)	—	—	(417,822,304)
Goodwill, net	40,610,620	3,624,317	7,365,102	51,600,039

As of December 31, 2014
Goodwill, gross	458,385,379	3,611,477	7,365,102	469,361,958
Accumulated impairment charge	(417,822,304)	—	—	(417,822,304)
Goodwill, net	40,563,075	3,611,477	7,365,102	51,539,654